Segment information - Major customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	€ 844,985	€ 288,836	€ 127,087
North America
Disclosure of major customers [line items]
Revenue	795,605	117,609	82,050
Europe
Disclosure of major customers [line items]
Revenue	49,018	171,113	€ 45,037
Asia Pacific
Disclosure of major customers [line items]
Revenue	362	€ 114
Gilead | North America
Disclosure of major customers [line items]
Percentage of entity's revenue			80687.00%
Gilead | North America and Europe
Disclosure of major customers [line items]
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones	€ 245,900
AbbVie | Europe
Disclosure of major customers [line items]
Percentage of entity's revenue			34049.00%
Les Laboratoires Servier | Europe
Disclosure of major customers [line items]
Percentage of entity's revenue			67.00%
Revenues by major customers
Disclosure of major customers [line items]
Percentage of entity's revenue			114804.00%